As filed with the Securities and Exchange Commission on May 24, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2013 (unaudited)
COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS - 97.78%
Consumer Discretionary - 9.56%
Abercrombie & Fitch Co. - Class A	77,500	$3,580,500
Comcast Corporation - Class A	49,900	2,096,299
Gentex Corporation	210,200	4,206,102
International Game Technology	279,200	4,606,800
The Jones Group, Inc.	241,000	3,065,520
Kohl's Corporation	51,800	2,389,534
News Corporation - Class A	52,100	1,590,092
Staples, Inc.	326,200	4,380,866
Target Corporation	36,800	2,518,960
		28,434,673
Consumer Staples - 10.25%
Archer-Daniels-Midland Company	117,600	3,966,648
CVS Caremark Corporation	145,700	8,012,043
Energizer Holdings, Inc.	39,300	3,919,389
The Kroger Company	71,000	2,352,940
Philip Morris International, Inc.	39,300	3,643,503
Post Holdings, Inc. (a)	25,928	1,113,089
The Procter & Gamble Company	51,200	3,945,472
Wal-Mart Stores, Inc.	47,500	3,554,425
		30,507,509
Energy - 14.04%
Apache Corporation	69,200	5,339,472
Chesapeake Energy Corporation	305,600	6,237,296
Chevron Corporation	29,400	3,493,308
ConocoPhillips	72,500	4,357,250
Exxon Mobil Corporation	105,300	9,488,583
Halliburton Company	150,600	6,085,746
HollyFrontier Corporation	56,066	2,884,596
Schlumberger Ltd. (b)	52,200	3,909,258
		41,795,509
Financials - 12.41%
ACE Ltd. (b)	32,400	2,882,628
Aflac, Inc.	102,000	5,306,040
American Express Company	60,000	4,047,600
The Bank of New York Mellon Corporation	112,300	3,143,277
BlackRock, Inc.	18,500	4,752,280
JPMorgan Chase & Company	132,100	6,269,466
State Street Corporation	94,900	5,607,641
Wells Fargo & Company	133,000	4,919,670
		36,928,602
Health Care - 17.04%
Baxter International, Inc.	42,900	3,116,256
Covidien plc (b)	38,500	2,611,840
Express Scripts Holding Company (a)	58,800	3,389,820
Gilead Sciences, Inc. (a)	37,600	1,839,768
Johnson & Johnson	77,100	6,285,963
Laboratory Corporation of America Holdings (a)	30,400	2,742,080
Medtronic, Inc.	50,100	2,352,696
Merck & Company, Inc	97,300	4,303,579
Novartis AG - ADR	81,100	5,777,564
Pfizer, Inc.	96,800	2,793,648
Roche Holding AG - ADR	116,800	6,844,480
St. Jude Medical, Inc.	89,900	3,635,556
VCA Antech, Inc. (a)	123,400	2,898,666
WellPoint, Inc.	32,100	2,125,983
		50,717,899
Industrials - 10.07%
3M Company	34,800	3,699,588
AECOM Technology Corporation (a)	141,200	4,631,360
Caterpillar, Inc.	27,400	2,382,978
Emerson Electric Company	41,000	2,290,670
FedEx Corporation	31,100	3,054,020
General Dynamics Corporation	54,800	3,863,948
General Electric Company	309,000	7,144,080
Ingersoll-Rand plc (b)	52,900	2,910,029
		29,976,673

Information Technology - 17.42%
Apple, Inc.	21,425	9,483,347
Cisco Systems, Inc.	292,900	6,124,539
Dell, Inc.	197,515	2,830,390
EMC Corporation (a)	110,500	2,639,845
Google, Inc. - Class A (a)	5,560	4,414,807
Intel Corporation	251,300	5,490,905
International Business Machines Corporation	25,900	5,524,470
Microsoft Corporation	234,800	6,717,628
Nuance Communications, Inc. (a)	139,900	2,823,182
Oracle Corporation	89,400	2,891,196
QUALCOMM, Inc.	43,300	2,898,935
		51,839,244
Materials - 1.80%
BHP Billiton Ltd. - ADR	14,600	999,078
Monsanto Company	14,200	1,499,946
Newmont Mining Corporation	68,400	2,865,276
		5,364,300
Telecommunication Services - 2.02%
CenturyLink, Inc.	83,100	2,919,303
Vodafone Group plc - ADR	109,000	3,096,690
		6,015,993
Utilities - 3.17%
American Water Works Company, Inc.	80,713	3,344,747
NextEra Energy, Inc.	40,400	3,138,272
NRG Energy, Inc.	111,000	2,940,390
		9,423,409
TOTAL COMMON STOCKS
(Cost $213,404,780)		291,003,811

	Principal Amount
MORTGAGE-BACKED SECURITIES - 0.06%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$7,677	7,492
Federal Home Loan Mortgage Corporation
7.150%, 09/25/2028 (c)	106,502	118,285
Government National Mortgage Association
6.500%, 07/15/2029	6,648	7,492
Mortgage IT Trust
1.454%, 02/25/2035 (c)	28,897	28,856
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $19,729) (d)	19,404	19,558
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $169,058)		181,683

	Shares
SHORT-TERM INVESTMENTS - 2.05%
Money Market Funds - 2.05%
Federated Prime Obligations Fund, 0.08% (e)	6,113,374	6,113,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,113,374)		6,113,374

TOTAL INVESTMENTS - 99.89% (f)(g)
(Cost $219,687,212)		297,298,868
ASSETS IN EXCESS OF OTHER LIABILITIES - 0.11%		314,886
TOTAL NET ASSETS - 100.00%		$297,613,754

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at March 31, 2013.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	As of March 31, 2013 these securities represented 0.01% of total net assets.
(e)	The rate quoted is the annualized seven-day yield as of March 31, 2013.

(f)	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$219,687,212
	Gross unrealized appreciation	83,450,768
	Gross unrealized depreciation	(5,839,112)
	Net unrealized appreciation	$77,611,656

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)
Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at March 31, 2013
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$28,434,673	$-	$-	$28,434,673
Consumer Staples	30,507,509	-	-	30,507,509
Energy	41,795,509	-	-	41,795,509
Financials	36,928,602	-	-	36,928,602
Health Care	50,717,899	-	-	50,717,899
Industrials	29,976,673	-	-	29,976,673
Information Technology	51,839,244	-	-	51,839,244
Materials	5,364,300	-	-	5,364,300
Telecommunication Services	6,015,993	-	-	6,015,993
Utilities	9,423,409	-	-	9,423,409
Total Common Stocks	291,003,811	-	-	291,003,811

Mortgage-Backed Securities	-	181,683	-	181,683

Short-Term Investments	6,113,374	-	-	6,113,374

Total Investments in Securities	$297,117,185	$181,683	$-	$297,298,868

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date. The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2013 (unaudited)
COUNTRY Bond Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.66%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$1,000,000	$1,149,181
Cal Funding II, Ltd.
3.470%, 10/25/2027 (Acquired 10/11/2012, Cost $479,063) (b)(c)	479,167	486,330
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	216,053
Countrywide Asset-Backed Certificates
4.931%, 05/25/2032 (a)	77,119	75,109
5.311%, 05/25/2036 (a)	129,499	129,562
GE Equipment Small Ticket LLC
1.450%, 01/21/2018 (Acquired 02/01/2011, Cost $657,642) (b)	657,741	660,259
Green Tree Financial Corporation
6.870%, 01/15/2029	20,715	22,240
National Collegiate Student Loan Trust
0.330%, 06/26/2028 (a)	218,586	203,359
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	153,297	145,180
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	1,039,239
Textainer Marine Containers Ltd.
4.210%, 04/15/2027 (Acquired 04/10/2012, Cost $227,055) (b)(c)	227,083	233,405
TOTAL ASSET-BACKED SECURITIES
(Cost $4,117,773)		4,359,917

CORPORATE BONDS - 21.92%
AbbVie, Inc.
1.750%, 11/06/2017 (Acquired 11/05/2012, Cost $698,537) (b)	700,000	708,513
Alabama Power Company
5.500%, 10/15/2017	250,000	296,017
Alcoa, Inc.
5.550%, 02/01/2017	400,000	441,101
American Express Credit Corporation
2.800%, 09/19/2016	500,000	529,418
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (b)	500,000	514,995
American International Group, Inc.
5.850%, 01/16/2018	100,000	117,062
Amgen, Inc.
2.500%, 11/15/2016	500,000	524,677
Anadarko Petroleum Corporation
5.950%, 09/15/2016	500,000	575,554
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/9/2008, Cost $249,765) (b)(c)	250,000	254,359
Apache Corporation
3.250%, 04/15/2022	500,000	518,645
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	477,105
AT&T, Inc.
5.625%, 06/15/2016	500,000	570,872
5.500%, 02/01/2018	500,000	587,821
BAE Systems plc
3.500%, 10/11/2016 (Acquired 10/05/2011, Cost $298,950) (b)(c)	300,000	316,761
Bank of America Corporation
6.975%, 03/07/2037	250,000	303,884
Bank of Montreal
2.625%, 01/25/2016 (Acquired 12/08/2011, Cost $512,114) (b)(c)	500,000	527,500
1.950%, 01/30/2017 (Acquired 01/24/2012, Cost $500,168) (b)(c)	500,000	519,950
The Bank of New York Mellon Corporation
4.500%, 04/01/2013 (f)	200,000	200,000
Bank of Nova Scotia
2.150%, 08/03/2016 (Acquired 11/22/2011, Cost $502,410) (b)(c)	500,000	522,750
Barclays Bank plc
5.000%, 09/22/2016 (c)	500,000	561,579
Barrick International Corporation
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost $213,143) (b)(c)	225,000	255,506
Baxter International, Inc.
1.850%, 01/15/2017	700,000	717,430
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	523,988
3.750%, 08/15/2021	500,000	542,621

Boeing Capital Corporation
2.900%, 08/15/2018	500,000	535,295
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (b)	500,000	592,585
Burlington Northern Santa Fe Railway Company
5.750%, 03/15/2018	500,000	600,876
4.100%, 06/01/2021	500,000	553,305
5.720%, 01/15/2024	284,338	334,193
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	320,877
Caterpillar Financial Services Corporation
7.050%, 10/01/2018	250,000	320,861
Caterpillar, Inc.
5.700%, 08/15/2016	500,000	578,431
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,191,330
The Clorox Company
5.950%, 10/15/2017	200,000	236,406
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	400,000	423,968
Comcast Corporation
6.500%, 01/15/2017	750,000	896,423
Commonwealth Bank of Australia
3.250%, 03/17/2016 (Acquired 10/27/2011, Cost $406,000) (b)(c)	400,000	426,615
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	464,748
ConocoPhillips
6.650%, 07/15/2018	600,000	753,767
Costco Wholesale Corporation
1.125%, 12/15/2017	750,000	752,398
Credit Suisse New York
5.000%, 05/15/2013 (c)(f)	400,000	399,276
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	635,303
Devon Energy Corporation
6.300%, 01/15/2019	400,000	482,912
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	611,154
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	412,830
E. I. du Pont de Nemours & Company
5.250%, 12/15/2016	250,000	288,654
Eaton Corporation
8.875%, 06/15/2019	300,000	398,116
Ecolab, Inc.
4.875%, 02/15/2015	450,000	483,067
Entergy Texas, Inc.
3.600%, 06/01/2015	500,000	526,662
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	364,578
Ericsson
4.125%, 05/15/2022 (c)	500,000	519,876
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	315,252
General Dynamics Corporation
1.000%, 11/15/2017	500,000	496,524
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	591,735
7.125%, 06/15/2022 (a)	500,000	581,532
General Mills, Inc.
5.700%, 02/15/2017	225,000	262,629
Georgia Power Company
5.700%, 06/01/2017	500,000	590,270
GlaxoSmithKline Capital plc
1.500%, 05/08/2017 (c)(f)	500,000	508,494
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	498,945
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	600,000	625,516
6.250%, 09/01/2017	400,000	469,854
Halliburton Company
6.750%, 02/01/2027	100,000	130,748
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	517,266
Ingersoll-Rand Company
6.015%, 02/15/2028 (c)	500,000	582,088

International Business Machines Corporation
1.250%, 02/08/2018	500,000	502,231
7.625%, 10/15/2018	250,000	329,846
JPMorgan Chase & Company
7.900%, 04/30/2018 (a)	200,000	229,766
4.625%, 05/10/2021	750,000	838,270
KeyCorp
6.500%, 05/14/2013 (f)	200,000	197,826
Kimberly-Clark Corporation
6.125%, 08/01/2017	500,000	604,598
Mattel, Inc.
2.500%, 11/01/2016	250,000	260,685
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	544,615
Mondelez International, Inc.
6.750%, 02/19/2014	350,000	368,220
6.125%, 02/01/2018	300,000	359,806
Morgan Stanley
3.800%, 04/29/2016	200,000	212,185
5.450%, 01/09/2017	300,000	335,798
National Australia Bank Ltd.
2.000%, 06/20/2017 (Acquired 06/19/2012 to 07/24/2012, Cost $1,008,504) (b)(c)	1,000,000	1,036,400
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (b)(f)	1,000,000	998,282
New York University
5.236%, 07/01/2032	500,000	559,429
Northern Trust Corporation
3.375%, 08/23/2021	500,000	533,735
Occidental Petroleum Corporation
1.500%, 02/15/2018	500,000	505,902
Pepperdine University
5.450%, 08/01/2019	250,000	292,637
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	537,892
Petrobras International Finance Company
5.375%, 01/27/2021 (c)	500,000	539,496
Pfizer, Inc.
5.350%, 03/15/2015	350,000	382,209
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	258,150
PNC Funding Corporation
2.700%, 09/19/2016	750,000	789,582
Province of Ontario, Canada
1.600%, 09/21/2016 (c)	1,000,000	1,028,904
Province of Quebec, Canada
2.750%, 08/25/2021 (c)	500,000	519,074
Regions Bank
7.500%, 05/15/2018	200,000	245,500
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	456,705
Rio Tinto Finance USA plc
1.625%, 08/21/2017 (c)	500,000	504,445
Royal Bank of Canada
1.450%, 10/30/2014 (c)	500,000	507,473
Simon Property Group LP
5.750%, 12/01/2015	300,000	335,003
SLM Corporation
8.450%, 06/15/2018	200,000	237,000
Southern California Edison Company
5.750%, 03/15/2014	400,000	419,091
The Southern Company
1.950%, 09/01/2016	250,000	258,081
Stanford University
4.750%, 05/01/2019	400,000	475,115
State Street Corporation
5.375%, 04/30/2017	400,000	464,399
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	482,498
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	604,812
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	236,101
Target Corporation
5.875%, 07/15/2016	750,000	875,648
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	264,502

Transocean, Inc.
7.500%, 04/15/2031 (c)	160,000	192,183
U.S. Trade Funding Corporation
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $52,984) (b)	53,234	54,673
Union Pacific Railroad Company
6.630%, 01/27/2022	271,090	309,949
5.866%, 07/02/2030	409,430	492,238
United Technologies Corporation
5.375%, 12/15/2017	600,000	711,565
University of Chicago
4.760%, 10/01/2023	1,000,000	1,206,690
University of Notre Dame
4.141%, 09/01/2013	250,000	253,539
Verizon Communications, Inc.
5.500%, 02/15/2018	400,000	470,188
Vessel Management Services, Inc.
4.960%, 11/15/2027	240,000	269,355
Vodafone Group plc
1.500%, 02/19/2018 (c)	500,000	498,711
Wachovia Corporation
5.750%, 06/15/2017	500,000	587,622
Wells Fargo Capital X
5.950%, 12/15/2036	200,000	200,891
Wells Fargo & Company
5.625%, 12/11/2017	500,000	591,419
Westpac Banking Corporation
2.450%, 11/28/2016 (Acquired 01/04/2012, Cost $247,840) (b)(c)	250,000	263,100
William Wrigley Junior Company
4.650%, 07/15/2015	225,000	239,819
Xstrata Finance Canada
2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $698,824) (b)(c)	700,000	709,530
TOTAL CORPORATE BONDS
(Cost $51,688,911)		57,566,850

MORTGAGE-BACKED SECURITIES - 16.37%
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010, Cost $399,999) (b)	400,000	458,405
Bank of America Merrill Lynch Commercial Mortgage, Inc.
5.245%, 11/10/2042 (a)	500,000	509,276
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	90,502	86,321
Chase Funding Mortgage Loan
4.515%, 02/25/2014	8,883	8,861
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	53,739	52,446
6.000%, 11/25/2036	355,446	377,548
Commercial Mortgage Trust
2.752%, 08/15/2045	500,000	518,242
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	313,022	306,152
5.500%, 05/25/2036	379,838	323,302
Credit Suisse First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	597,990	589,226
DBUBS Mortgage Trust
4.537%, 07/10/2044 (Acquired 06/17/2011, Cost $504,289) (b)	500,000	569,602
Federal Home Loan Mortgage Corporation
4.500%, 05/01/2013 (f)	1,723	1,723
5.500%, 10/01/2014	2,362	2,412
5.000%, 03/01/2015	33,635	34,602
6.500%, 03/01/2015	12,667	13,050
5.000%, 12/15/2017	363,255	387,926
5.000%, 11/15/2018	268,639	287,440
5.000%, 10/01/2020	74,949	80,441
5.500%, 03/01/2022	416,218	450,226
5.000%, 03/01/2023	100,465	107,575
4.500%, 04/01/2023	124,579	135,883
4.500%, 11/15/2023	468,841	510,151
5.500%, 10/15/2025	500,000	558,698
7.150%, 09/25/2028 (a)	213,004	236,571
6.500%, 10/01/2029	89,366	101,748
2.742%, 02/01/2037 (a)	204,403	214,994
6.000%, 05/01/2037	262,130	286,847
6.000%, 08/01/2037	378,963	414,341
6.000%, 01/01/2038	317,688	347,346
4.500%, 04/01/2041	1,140,849	1,221,196
3.500%, 07/01/2042	2,752,655	2,905,090

Federal National Mortgage Association
4.500%, 04/01/2013 (f)	1	1
5.000%, 04/01/2013 (f)	13	13
5.000%, 05/01/2013 (f)	203	203
5.500%, 06/01/2013	487	487
3.500%, 09/01/2013	8,931	9,239
4.500%, 09/01/2013	3,738	3,896
5.500%, 10/01/2013	7,987	8,608
5.000%, 02/01/2014	27,977	30,164
4.000%, 05/01/2015	83,575	89,447
4.500%, 06/25/2018	819,185	866,859
4.500%, 01/01/2019	172,006	185,490
6.500%, 05/01/2019	25,010	27,811
2.685%, 01/01/2020 (a)	61,432	63,415
4.500%, 04/01/2020	146,088	157,449
5.500%, 04/25/2023	500,000	580,505
5.000%, 05/01/2023	630,626	680,652
5.500%, 09/01/2025	127,188	139,841
3.500%, 10/01/2027	7,025,263	7,480,708
5.500%, 02/01/2033	50,204	55,340
5.500%, 07/01/2033	174,915	192,930
5.290%, 11/25/2033	117,417	119,971
1.715%, 05/01/2034 (a)	50,937	52,148
5.500%, 07/01/2035	198,926	220,501
5.500%, 12/01/2035	70,474	77,309
4.500%, 11/01/2040	1,325,473	1,429,950
4.000%, 02/01/2041	2,262,007	2,437,737
4.000%, 11/01/2041	743,426	793,166
4.000%, 12/01/2041	842,088	898,429
6.500%, 02/25/2044	125,429	149,056
6.500%, 05/25/2044	166,366	194,222
Government National Mortgage Association
4.000%, 04/15/2026	873,519	943,626
6.500%, 04/15/2026	41,360	47,725
8.000%, 07/15/2026	17,458	20,182
6.500%, 07/15/2029	37,697	42,482
7.500%, 11/15/2029	28,425	32,560
6.000%, 06/15/2031	157,531	179,433
6.000%, 02/15/2032	32,806	37,388
5.000%, 01/15/2033	526,038	576,275
4.920%, 05/16/2034	141,998	144,096
6.000%, 10/15/2036	162,837	183,508
5.500%, 01/15/2038	474,322	519,249
6.000%, 01/15/2038	389,781	438,857
3.500%, 11/20/2041	2,327,680	2,440,863
4.258%, 09/16/2050 (a)	400,000	446,581
Greenwich Capital Commercial Funding
6.060%, 07/10/2038 (a)	400,000	451,588
JPMorgan Chase Commercial Mortgage Securities Corporation
5.336%, 05/15/2047	500,000	562,975
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	954,414	997,293
5.351%, 02/15/2040	601,759	634,465
MASTR Adjustable Rate Mortgages Trust
2.670%, 04/21/2034 (a)	88,552	91,863
MASTR Alternative Loans Trust
5.000%, 06/25/2015	16,068	15,999
Morgan Stanley Capital I
5.816%, 06/11/2042 (a)	250,000	288,380
Mortgage IT Trust
1.454%, 02/25/2035 (a)	260,073	259,700
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $60,303) (b)	58,929	61,908
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $187,421) (b)	184,338	185,799
OBP Depositor LLC Trust
4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $499,997) (b)	500,000	575,401
Residential Asset Securitization Trust
4.750%, 02/25/2019	62,723	64,626
SBA Tower Trust
2.933%, 12/15/2017 (Acquired 07/26/2012, Cost $500,000) (b)	500,000	522,155
Small Business Administration Participation Certificates
3.530%, 05/01/2013 (f)	10,278	10,278
5.080%, 11/01/2022	153,039	168,851
4.640%, 05/01/2023	237,873	261,340
5.570%, 03/01/2026	167,482	191,863
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	59,319

Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	235,515
Wachovia Bank Commercial Mortgage Trust
5.478%, 07/15/2041 (a)	250,000	259,880
5.509%, 04/15/2047	500,000	565,990
WaMu Mortgage Pass Through Certificates
2.495%, 01/25/2033 (a)	30,513	31,067
2.450%, 10/25/2035 (a)	22,246	22,242
WaMu MSC Mortgage Pass Through Certificate
5.000%, 03/25/2018	266,643	273,403
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011, Cost $504,263) (b)	500,000	563,844
Wells Fargo Mortgage-Backed Securities Trust
4.424%, 10/25/2033 (a)	103,495	104,453
2.610%, 07/25/2036 (a)	477,099	431,827
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $41,177,916)		42,988,037

MUNICIPAL BONDS - 21.58%
Arizona State University Build America Revenue Bond
5.528%, 07/01/2023	250,000	298,848
Arlington County, VA Industrial Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	551,770
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	626,630
Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	682,660
Central Puget Sound, WA Regional Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	588,880
Central Utah Water Conservancy District Build America Revenue Bond
4.550%, 10/01/2022	700,000	791,728
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	567,135
Chicago, IL Build America Unlimited General Obligation
7.517%, 01/01/2040	250,000	315,052
Colorado Springs, CO Utilities System Build America Revenue Bond
4.949%, 11/15/2024	500,000	607,125
Columbus, IN Multi-High School Building Corporation Build America Revenue Bond
5.505%, 07/15/2022	500,000	578,140
Columbus, OH Build America Unlimited General Obligation
4.360%, 06/01/2022	750,000	773,655
Commonwealth of Massachusetts Build America General Obligation
4.500%, 08/01/2031	250,000	272,605
Commonwealth of Massachusetts Build America Unlimited General Obligation
4.200%, 12/01/2021	600,000	684,108
Commonwealth of Pennsylvania Build America Unlimited General Obligation
4.550%, 02/15/2021	500,000	573,600
Cook County, IL Glencoe School District Unlimited General Obligation
5.875%, 12/01/2027	500,000	581,420
Corpus Christi, TX Independent School District Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	622,340
Dallas, TX Independent School District Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	610,805
District of Columbia Bond Build America Unlimited General Obligation
5.670%, 06/01/2022	250,000	312,513
District of Columbia Income Tax Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,196,750
Florida State Department of Transportation Build America Revenue Bond
6.140%, 07/01/2025	300,000	362,499
Gainesville, FL Utilities System Build America Revenue Bond
4.497%, 10/01/2017	500,000	552,430
Grant County, WA Public Utility District Build America Revenue Bond
5.111%, 01/01/2023	500,000	590,090
Greenville County, SC School District Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,132,710
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	608,380
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	298,513
Houston, TX Build America Unlimited General Obligation
6.088%, 03/01/2029	500,000	585,595
Indiana Public Schools Multi-School Building Corporation Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,123,500
Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	567,740
Indianapolis, IN Local Public Improvement Build America Revenue Bond
5.854%, 01/15/2030	700,000	833,518

Kane, Cook & Du Page Counties, IL Unlimited General Obligation
4.150%, 12/15/2019	500,000	584,455
Kentucky State Property & Buildings Commission Revenue Bond
5.100%, 10/01/2015	500,000	542,985
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	561,410
Manatee County, FL Public Utilities Build America Revenue Bond
7.178%, 10/01/2030	500,000	585,210
Missouri Highway & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	587,640
Municipal Electric Authority of Georgia Build America Revenue Bond
6.655%, 04/01/2057	350,000	411,446
Naperville, IL Build America Unlimited General Obligation
4.900%, 12/01/2025	500,000	550,385
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	563,970
New York City Housing Development Corporation Revenue Bond
6.420%, 11/01/2039	500,000	556,235
New York State Urban Development Corporation Revenue Bond
6.500%, 12/15/2018	300,000	347,709
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	500,000	579,035
6.646%, 12/01/2031	250,000	307,820
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	556,280
Ohana Military Commercial LLC
5.675%, 10/01/2026 (Acquired 10/25/2006, Cost $955,716) (b)	955,716	1,065,107
Ohio State Water Development Authority
1.330%, 06/01/2015	500,000	503,645
Oregon State Department of Administrative Services Revenue Bond
3.500%, 04/01/2016	600,000	655,188
Oregon State Department of Transportation and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	753,690
Pasadena, CA Public Financing Authority Build America Revenue Bond
7.148%, 03/01/2043	300,000	386,532
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	538,570
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	553,960
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	584,875
San Diego County, CA Water Authority Build America Revenue Bond
6.138%, 05/01/2049	695,000	905,307
Sarasota, FL Water & Sewer System Revenue Bond
4.770%, 10/01/2025	250,000	266,805
Sedgwick County, KS Unified School District Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	580,290
South Carolina State Public Service Authority Revenue Bond
6.224%, 01/01/2029	300,000	359,466
Springfield, MO School District Build America Unlimited General Obligations
5.660%, 03/01/2030	500,000	581,575
State of California Build America Unlimited General Obligation
7.500%, 04/01/2034	500,000	699,895
State of Connecticut Build America Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,257,370
State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	800,000	945,656
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,052,450
State of Kansas Development Financing Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	569,705
State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,148,140
State of Maryland Transportation Authority Build America Revenue Bond
5.164%, 07/01/2025	300,000	367,200
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	625,135
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	614,935
State of Ohio Build America Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,191,670
State of Pennsylvania Public School Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	591,430
State of Rhode Island Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,139,450
State of Utah Build America Unlimited General Obligation
4.554%, 07/01/2024	500,000	585,315

State of Washington Biomedical Research Build America Revenue Bond
6.416%, 07/01/2030	250,000	320,740
State of Washington Build America Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	1,063,700
4.736%, 08/01/2024	800,000	957,328
State of Wisconsin Build America Unlimited General Obligation
5.200%, 05/01/2026	500,000	591,140
Tacoma, WA Electric System Build America Revenue Bond
5.966%, 01/01/2035	350,000	445,963
Texas State Highway Transportation Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	427,252
University of California Build America Revenue Bond
5.770%, 05/15/2043	500,000	603,665
University of Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	480,000	560,928
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	850,000	1,037,306
6.172%, 04/01/2030	400,000	460,972
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	500,000	539,275
University of Texas Build America Revenue Bond
6.276%, 08/15/2041	500,000	584,335
University of Wyoming Build America Revenue Bond
5.800%, 06/01/2030	400,000	457,632
UNM Sandoval Regional Medical Center, Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	324,813
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	860,258
Utah Transit Authority Build America Revenue Bond
5.937%, 06/15/2039	250,000	328,177
Vega, TX Independent School District Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	576,815
Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	292,752
Virginia Housing Development Authority
1.246%, 01/01/2014	500,000	502,325
Virginia State Revenue Authority Infrastructure Build America Revenue Bond
4.380%, 11/01/2023	500,000	573,370
Washington County, OR Clean Water Services Build America Revenue Bond
4.628%, 10/01/2020	600,000	691,344
Washington, MD Suburban Sanitary Commission Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	437,228
West Virginia Higher Education Policy Commission Build America Revenue Bond
7.450%, 04/01/2030	250,000	326,420
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	568,835
TOTAL MUNICIPAL BONDS
(Cost $48,800,769)		56,681,253

U.S. GOVERNMENT AGENCY ISSUES - 0.63% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	552,520
3.250%, 02/01/2027	500,000	542,488
3.040%, 04/30/2027	550,000	571,491
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,561,123)		1,666,499

U.S. TREASURY OBLIGATIONS - 27.39%
U.S. Treasury Inflation Index Notes - 0.42%
3.000%, 02/28/2017	1,000,000	1,095,000
		1,095,000
U.S. Treasury Notes - 26.97%
1.375%, 05/15/2013 (f)	1,000,000	1,000,113
0.500%, 05/31/2013	4,000,000	4,002,968
1.125%, 06/15/2013	3,000,000	3,006,327
1.000%, 07/15/2013	1,000,000	1,002,617
0.750%, 08/15/2013	1,000,000	1,002,344
0.750%, 12/15/2013	1,000,000	1,004,219
0.250%, 01/31/2014	1,000,000	1,000,820
0.250%, 03/31/2014	5,000,000	5,003,710
0.250%, 06/30/2014	5,000,000	5,003,515
0.375%, 03/15/2015	1,000,000	1,002,383
2.500%, 03/31/2015	1,000,000	1,044,766
0.375%, 04/15/2015	3,000,000	3,006,564
0.250%, 05/15/2015	2,000,000	1,999,062
2.125%, 05/31/2015	1,000,000	1,039,766
0.375%, 06/15/2015	2,000,000	2,004,218

1.250%, 08/31/2015	2,000,000	2,045,938
1.250%, 10/31/2015	1,000,000	1,023,828
1.375%, 11/30/2015	2,000,000	2,055,312
0.250%, 12/15/2015	1,000,000	997,891
0.375%, 03/15/2016	2,000,000	2,001,250
0.875%, 12/31/2016	3,000,000	3,040,548
0.875%, 01/31/2017	2,000,000	2,026,250
0.875%, 02/28/2017	1,000,000	1,012,812
0.875%, 04/30/2017	2,000,000	2,023,906
0.625%, 08/31/2017	1,000,000	998,984
0.625%, 11/30/2017	1,000,000	996,641
2.250%, 11/30/2017	1,000,000	1,071,484
0.750%, 12/31/2017	3,000,000	3,003,984
0.750%, 02/28/2018	2,000,000	1,999,532
1.250%, 01/31/2019	2,000,000	2,033,282
0.875%, 07/31/2019	2,000,000	1,974,218
1.000%, 08/31/2019	2,000,000	1,986,250
1.000%, 11/30/2019	1,000,000	989,766
1.125%, 12/31/2019	1,500,000	1,494,609
1.250%, 02/29/2020	1,000,000	1,001,562
2.125%, 08/15/2021	1,000,000	1,045,000
1.625%, 11/15/2022	2,000,000	1,964,532
2.000%, 02/15/2023	1,000,000	1,012,656
2.750%, 08/15/2042	1,000,000	927,812
		70,851,439
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $71,151,386)		71,946,439

SHORT-TERM INVESTMENTS - 9.97%
Commercial Paper - 4.57%
General Electric Capital Corporation
0.230%, 08/05/2013	2,000,000	1,998,390
Prudential Funding Corporation
0.150%, 07/01/2013	2,000,000	1,999,242
0.180%, 05/02/2013	3,000,000	2,999,535
Toyota Motor Corporation
0.220%, 06/07/2013	2,000,000	1,999,181
0.210%, 04/10/2013	3,000,000	2,999,842
		11,996,190
	Shares
Money Market Funds - 5.40%
Federated Prime Obligations Fund, 0.08% (e)	12,000,000	12,000,000
Fidelity Institutional Money Market Portfolio, 0.14% (e)	2,170,503	2,170,503
		14,170,503
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,166,693)		26,166,693

TOTAL INVESTMENTS - 99.52% (g)(h)
(Cost $244,664,571)		261,375,688
ASSETS IN EXCESS OF OTHER LIABILITIES - 0.48%		1,271,185
TOTAL NET ASSETS - 100.00%		$262,646,873

Percentages are stated as a percent of net assets.
plc	Public Limited Company
(a)	The coupon rate shown on variable rate securities represents the rates at March 31, 2013.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2013 these securities represented 4.98% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of March 31, 2013.
(f)	Security is priced at amortized cost.

(g)	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$244,664,571
	Gross unrealized appreciation	16,955,669
	Gross unrealized depreciation	(244,552)
	Net unrealized appreciation	$16,711,117

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(h)
Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at March 31, 2013
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013:

	Level 1	Level 2		Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$4,359,917		$-	$4,359,917
Corporate Bonds	-	57,566,850		-	57,566,850
Mortgage-Backed Securities	-	42,988,037		-	42,988,037
Municipal Bonds	-	56,681,253		-	56,681,253
U.S. Government Agency Issues	-	1,666,499		-	1,666,499
U.S. Treasury Obligations	-	71,946,439		-	71,946,439
Short-Term Investments
Commercial Paper	-	11,996,190	*	-	11,996,190
Money Market Funds	14,170,503	-		-	14,170,503
Total Investments in Securities	$14,170,503	$247,205,185		$-	$261,375,688

*	Priced at amortized cost.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.
The Funds did not invest in any Level 3 investments during the period. The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)    /s/ Philip T. Nelson
   Philip T. Nelson, President

Date           May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date           May 24, 2013

By (Signature and Title)*    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date           May 24, 2013

* Print the name and title of each signing officer under his or her signature.